Schedule of Royalty and Other Mineral Interests (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Royalties
Beginning balance	$ 668,288	$ 667,504	$ 264,545	$ 0
Additions	57	29,771	45,008	25,496
Disposal	(76)	(322)	(10)
Acquisition			366,102	238,864
Depletion	(216)	(943)	(1,756)	(164)
Foreign currency translation				379
Land agreement proceeds	(549)	(1,909)	(1,780)	(30)
Impairment		(22,379)	(3,821)
Ending balance	$ 667,504	$ 671,722	$ 668,288	$ 264,545